Shareholders' Equity - Schedule of Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Dividends Declared per Share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.08	$ 0.08	$ 0.08	$ 0.06
Dividends Declared	$ 16,300	$ 16,500	$ 16,700	$ 17,100	$ 13,700	$ 13,800	$ 13,800	$ 10,300
Dividends Paid	$ 16,100	$ 16,300	$ 16,500	$ 16,900	$ 13,700	$ 13,800	$ 13,800	$ 10,300	$ 65,886	$ 51,564	$ 0